SEGMENT INFORMATION (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total non-current assets	$ 244,462	$ 254,293
Canada
Disclosure of operating segments [line items]
Total non-current assets	244,018	253,587
Mexico
Disclosure of operating segments [line items]
Total non-current assets	444	252
USA
Disclosure of operating segments [line items]
Total non-current assets	$ 0	$ 454